OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
OTHER NON-CURRENT ASSETS [Abstract]
Other	$ 477	$ 487
Long term deposits (Restricted Cash)	0	10,000
Total	$ 477	$ 10,487